Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

September 1, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated September 1, 2022, do not differ from those contained in Post-Effective Amendment No. 519 to the Company’s Registration Statement on Form N-1A, filed electronically on August 24, 2022:

iShares Asia/Pacific Dividend ETF

iShares Emerging Markets Dividend ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary